ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable and accrued expenses	$ 1,783,015	$ 1,299,866
Stock based compensation expense	4,966,508	928,795
Other Assets, Noncurrent	99,338
Non controlling interest	(1,248,535)
Amortization of Debt Issuance Costs and Discounts		91,992
Cash, FDIC insured amount	$ 250,000
Credit risk description	Approximately $2.1 million is subject to credit risk at December 31, 2021. However, these cash balances are maintained at creditworthy financial institutions
General and Administrative Expense	$ 9,088,841	3,921,536
Advertising expense	363,450	0
Impairment of fixed assets	100,000
Depreciation	249
Lease payments	4,000
Rent expenses	$ 48,000	$ 0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	29,320,478	28,693,368
Stock Issued During Period, Shares, Conversion of Convertible Securities	148,428,343	216,630,546
Software and Software Development Costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
General and Administrative Expense	$ 101,633	$ 0
Mycotopia Therapies Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	75.77%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	141,635,524	37,818,154
Revision of Prior Period, Reclassification, Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable and accrued expenses	$ (51,727)
Stock based compensation expense	2,149,906
Other Assets, Noncurrent	99,338
Depreciation, Depletion and Amortization	39,680
Payments for Other Fees	51,727
Convertible Notes Payable, Current	55,000
Non controlling interest	861,414
Amortization of Debt Issuance Costs and Discounts	423,280
General and Administrative Expense	2,407,580
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible Notes Payable, Current	$ 55,000
Mycotopia Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock diluted shares outstanding	5.00%
Stock based compensation expense	$ 2,029,861
Warrants valued	2,029,861
General and Administrative Expense	2,317,861
Ben Kaplan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable and accrued expenses		$ 50,000
Cash compensation	288,000
Ben Kaplan [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts payable and accrued expenses		50,000
Cash compensation	$ 288,000	$ 50,000